PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statements of Operations
Net revenue	¥ 1,616,166	¥ 1,055,960	¥ 703,636
Cost of revenue	(1,207,694)	(790,286)	(514,997)
Gross loss	408,472	265,674	188,639
Operating expenses
Selling and marketing expenses	(90,118)	(71,578)	(57,588)
General and administrative expenses	(228,864)	(227,370)	(128,714)
Research and development expenses	(7,261)	(9,100)	(3,554)
(Loss) Income from operations	82,229	(42,374)	(1,217)
Other income (expenses):
Interest income	5,600	2,070	1,355
Interest expenses	(412,003)	(265,234)	(126,901)
Others, net	435	284	1,174
Loss before income taxes	(332,976)	(284,727)	(110,567)
Income tax expenses	6,076	8,315	11,983
Net loss	(326,900)	(276,412)	(98,584)
Parent Company
Condensed Statements of Operations
Cost of revenue	(10,392)	(2,381)
Gross loss	(10,392)	(2,381)
Operating expenses
Selling and marketing expenses	(22,528)	(8,914)	(1,566)
General and administrative expenses	(59,500)	(82,794)	(14,665)
Research and development expenses	(646)	(52)
(Loss) Income from operations	(93,066)	(94,141)	(16,231)
Other income (expenses):
Interest income	3,901	16
Interest expenses	(90,408)	(97,603)	(3,297)
Equity in loss of subsidiaries	(147,340)	(84,952)	(79,056)
Others, net	13	268
Loss before income taxes	(326,900)	(276,412)	(98,584)
Net loss	¥ (326,900)	¥ (276,412)	¥ (98,584)